Note 14 - Stock-based Compensation Stock - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares issuable under options (in shares)	1,602,850	1,440,500
Shares issuable under options (in dollars per share)	$ 30.31	$ 28.65
Granted, Number of options (in shares)	450,000	395,000
Granted, Weighted average exercise price (in dollars per share)	$ 46.21	$ 32.94
Exercised, Number of options (in shares)	(285,700)	(144,150)
Exercised, Weighted average exercise price (in dollars per share)	$ 19.74	$ 19.83
Forfeited, Number of options (in shares)	(13,875)	(88,500)
Forfeited, Weighted average exercise price (in dollars per share)	$ 40.10	$ 32.14
Shares issuable under options (in shares)	1,753,275	1,602,850
Shares issuable under options (in dollars per share)	$ 36.03	$ 30.31
Shares issuable under options (Year)	2 years 255 days
Shares issuable under options, aggregate intrinsic value	$ 42,631
Options exercisable - End of year, Number of options (in shares)	644,450
Options exercisable - End of year, Weighted average exercise price (in dollars per share)	$ 31.77
Options exercisable - End of year, Weighted average remaining contractual life (Year)	2 years
Options exercisable - End of year, Aggregate intrinsic value	$ 18,418